Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision (benefit) for income taxes at 21% rate	$ (177,309)	$ (29,863)	$ (15,984)
Prior year provision true-ups	(5)	3,164	(157)
State taxes, net of federal benefit	(13,328)	(7,522)	(7,525)
Stock-based compensation (benefit) expense	(190,766)	2,412	430
Non-deductible lobbying expenses	2,072	1,885	1,352
Non-deductible acquisition expenses	4,041	2,068	0
Change in valuation allowance	243,352	19,988	21,584
Net operating loss write-off	998	7,246	0
Non-deductible executive compensation	118,423	0	0
Foreign rate differential	13,456	0	0
Foreign currency adjustments	(2,086)	0	0
Income tax reserves	1,676	0	0
Other	(1,146)	680	405
Total income tax (benefit) provision	$ (622)	$ 58	$ 105